Inventories (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Inventories Abstract
Finished goods	R$ 6,093	R$ 7,586
Semi-finished goods	270	450
Raw materials, production inputs and packaging	2,426	3,220
Maintenance materials	969	925
Advances to suppliers		216
Imports in transit	663	1,291
Total	R$ 10,421	R$ 13,688